Goodwill - Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill balance, beginning of year	$ 15,504	$ 2,373
Goodwill balance, end of year	20,317	15,504
Oberlo UAB
Goodwill [Roll Forward]
Increase related to acquisitions	4,813	0
Kit CRM Inc.
Goodwill [Roll Forward]
Increase related to acquisitions	0	6,929
Boltmade Inc.
Goodwill [Roll Forward]
Increase related to acquisitions	0	5,450
Other Acquisitions
Goodwill [Roll Forward]
Increase related to acquisitions	$ 0	$ 752